                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:


/s/ Brian Kobelski   Andover, Massachusetts   May 04, 2005
------------------   ----------------------   ------------
    [Signature]           [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:     $251,008
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           Andover Capital Advisors LP
                                13F SEC Appraisal
                                    3/31/2005

                                                                                       Investment Discretion    Voting Authority
                                                                                       ---------------------  -------------------
                                                                                        Sole  Shared  Other   Sole  Shared  Other
          Security                  Security Type     Cusip   Market Value   Quantity    (A)    (B)    (C)     (A)    (B)    (C)
---------------------------------  --------------  ---------  ------------  ---------  -----  ------  ------  ----  ------  -----
AES Corp                             Common Stock  00130H105     1,474,200     90,000     X      1              X
AES Trust VII                        Common Stock  00103V305     8,748,950    178,550     X      1              X
Adesa Inc                            Common Stock  00686U104     2,564,928    109,800     X      1              X
AmeriCredit Corp                     Common Stock  03060R101    10,196,400    435,000     X      1              X
American Financial Group Inc Ohio    Common Stock  025932104     1,540,000     50,000     X      1              X
Aztar Corp                           Common Stock  054802103       999,600     35,000     X      1              X
Blount International Inc             Common Stock  095180105     4,820,622    283,900     X      1              X
CMGI Inc                             Common Stock  125750109     1,845,000    900,000     X      1              X
Cablevision Systems Corp             Common Stock  12686C109     4,488,000    160,000     X      1              X
Chemed Corp New                      Common Stock  16359R103     6,730,240     88,000     X      1              X
Chesapeake Energy Corp               Common Stock  165167107     1,755,200     80,000     X      1              X
Columbus McKinnon Corp/NY            Common Stock  199333105       340,500     25,000     X      1              X
DPL Inc                              Common Stock  233293109     3,482,500    139,300     X      1              X
DaVita Inc                           Common Stock  23918K108     3,138,750     75,000     X      1              X
Denbury Resources Inc                     Com New  247916208     6,112,405    173,500     X      1              X
Dover Motorsports Inc                Common Stock  260174107     4,626,810    916,200     X      1              X
E-Loan Inc                           Common Stock  26861P107     1,290,550    487,000     X      1              X
EchoStar Communications New                   CLA  278762109    23,400,000    800,000     X      1              X
Global Power Equipment Inc           Common Stock  37941P108     1,228,156    128,200     X      1              X
Haynes International Inc             Common Stock  420877201     7,220,577    370,286     X      1              X
Healthsouth Corp                     Common Stock  421924101     8,158,750  1,525,000     X      1              X
Hexcel Corp                          Common Stock  428291108       232,650     15,000     X      1              X
Hilton Hotels Corp                   Common Stock  432848109    15,303,045    684,700     X      1              X
Inco Ltd                             Common Stock  453258402     8,358,000    210,000     X      1              X
Interstate Hotels & Resorts Inc      Common Stock  46088S106       442,476     91,800     X      1              X
Isle of Capri Casinos Inc            Common Stock  464592104     4,081,852    153,800     X      1              X
Lodgenet Entertainment Corp          Common Stock  540211109       753,600     40,000     X      1              X
Lucent Technologies Inc              Common Stock  549463107     1,650,000    600,000     X      1              X
Lyondell Chemical Co                 Common Stock  552078107    14,094,016    504,800     X      1              X
Magna Entmt Corp                              CLA  559211107     1,862,262    303,300     X      1              X
Meristar Hospitality Corp            Common Stock  58984Y103     1,066,800    152,400     X      1              X
NTL Inc Del                          Common Stock  62940M104     3,501,850     55,000     X      1              X
Nevada Gold & Casinos Inc            Common Stock  64126Q206     1,681,920    131,400     X      1              X
ON Semiconductor Corp                Common Stock  682189105     2,073,750    525,000     X      1              X
Owens-Illinois Inc                   Common Stock  690768403     9,017,718    358,700     X      1              X
Phelps Dodge Corp                    Common Stock  717265102     1,525,950     15,000     X      1              X
Plains Expl & Prodtn Co              Common Stock  726505100     3,664,500    105,000     X      1              X
Priceline.com Inc                    Common Stock  741503403     1,305,360     51,800     X      1              X

Pride International Inc Del          Common Stock  74153Q102     4,843,800    195,000     X      1              X
RCN Corp                             Common Stock  749361200     2,189,000    110,000     X      1              X
Revlon Inc                                    CLA  761525500     5,651,424  1,962,300     X      1              X
Rhodia                              Sponsored ADR  762397107     3,822,040  1,786,000     X      1              X
Royal Caribbean Cruises Ltd          Common Stock    2754907     6,480,050    145,000     X      1              X
STATS ChipPAC Ltd                   Sponsored ADR  85771T104     5,438,708    822,800     X      1              X
Sinclair Broadcast Group Inc                  CLA  829226109     1,826,825    227,500     X      1              X
Sirius Satellite Radio Inc           Common Stock  82966U103       843,000    150,000     X      1              X
Sprint Corp                          Common Stock  852061100     1,706,250     75,000     X      1              X
Staar Surgical Co                  Com. Par $0.01  852312305     3,159,280    808,000     X      1              X
Transact Technologies Inc            Common Stock  892918103     2,662,660    266,000     X      1              X
USA Mobility Inc                     Common Stock  90341G103     6,794,539    209,708     X      1              X
Viasystems Group Inc                 Common Stock  92553H308     3,000,000    250,000     X      1              X
WMS Industries Inc                   Common Stock  929297109     5,325,056    189,100     X      1              X
Westlake Chemical Corp               Common Stock  960413102     3,235,000    100,000     X      1              X
Williams Cos Inc                     Common Stock  969457100    18,441,324    980,400     X      1              X
EchoStar Communications New                  Call  278762109       110,000        250     X      1              X
General Mtrs Corp                            Call  370442105         1,000        200     X      1              X
Ishares TR                                   Call  464287630       700,000      1,000     X      1              X
                                                               -----------
Total Portfolio                                                251,007,843                      57
                                                               -----------
                                                               251,007,843
                                                               ===========